Average Annual Total Returns - 1290 Retirement 2025 Fund	Mar. 01, 2021
SPTargetDatetwentytwentyfiveIndex [Member]
Average Annual Return:
1 Year	11.22%
Since Inception	8.76%
Class I Shares
Average Annual Return:
1 Year	7.10%
Since Inception	7.97%
Inception Date	Feb. 27, 2017
Class I Shares | After Taxes on Distributions
Average Annual Return:
1 Year	5.93%
Since Inception	6.92%
Inception Date	Feb. 27, 2017
Class I Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.51%
Since Inception	5.82%
Inception Date	Feb. 27, 2017